October 30, 2002


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch Basic Value Fund, Inc.
Post-Effective Amendment No. 31 to the
Registration Statement on Form N-1A
(Securities Act File No. 2-58521, Investment
Company Act No. 811-2739)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the
        Securities Act of 1933, as amended
        (the "1933 Act "), Merrill Lynch Basic
        Value Fund, Inc. (the "Fund") hereby
        certifies that:

(1)	the form of Prospectus and Statement
        of Additional Information that would
        have been filed pursuant to Rule 497(c)
        under the 1933 Act would not have differed from that contained in Post-Effective
        Amendment No. 31 to the Fund's Registration
        Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment No. 31
        to the Fund's Registration Statement on Form
        N-1A was filed electronically with the Securities and Exchange Commission on October 24, 2002.

Very truly yours,

Merrill Lynch Basic Value Fund, Inc.



______________________
Susan B. Baker
Secretary of Fund